TAXES ON INCOME (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expenses:
Current	$ 1,612	$ 1,637	$ 1,771
Deferred	(140)	(173)	(169)
Income tax expense	1,472	1,464	1,602
Income tax expenses by jurisdiction:
Domestic
Foreign	1,472	1,464	1,602
Income tax expense	$ 1,472	$ 1,464	$ 1,602